Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	€ 88,042	€ 83,537
Ending Balance	89,434	88,042
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	534	534
Ending Balance	2,978	534
Concessions, Licenses and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	86,011	79,438
Ending Balance	84,053	86,011
Advance Payments
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,497	3,565
Ending Balance	2,403	1,497
Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	103,883	89,370
Additions	13,273	15,278
Disposals	(610)	(765)
Currency differences	(23)
Acquisition of subsidiaries and businesses, net of cash acquired	5,170
Ending Balance	121,693	103,883
Gross Carrying Amount | Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	534	534
Acquisition of subsidiaries and businesses, net of cash acquired	2,444
Ending Balance	2,978	534
Gross Carrying Amount | Concessions, Licenses and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	101,853	85,271
Additions	11,744	12,150
Disposals	(133)
Reclassifications	146	4,431
Currency differences	(23)
Acquisition of subsidiaries and businesses, net of cash acquired	2,726
Ending Balance	116,313	101,853
Gross Carrying Amount | Advance Payments
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,497	3,565
Additions	1,529	3,128
Disposals	(477)	(765)
Reclassifications	(146)	(4,431)
Ending Balance	2,403	1,497
Cumulative Depreciation and Impairment Charges
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	15,842	5,833
Amortization	16,502	10,009
Disposals	(81)
Currency differences	(3)
Ending Balance	32,260	15,842
Cumulative Depreciation and Impairment Charges | Concessions, Licenses and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	15,842	5,833
Amortization	16,502	10,009
Disposals	(81)
Currency differences	(3)
Ending Balance	€ 32,260	€ 15,842